SUPPLEMENT DATED OCTOBER 13, 2025
                TO THE PROSPECTUS AND SUMMARY PROSPECTUSES
                       EACH DATED APRIL 28, 2025
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               AMERICAN GENERAL LIFE INSURANCE COMPANY

                     VARIABLE SEPARATE ACCOUNT
            Polaris Retirement Protector Variable Annuity
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You should read this information carefully and retain this supplement for future reference together with the prospectus for your contract.

Effective October 13, 2025, Polaris Retirement Protector Variable Annuity will no longer be offered for new sales.